Investments in Real Estate Related Securities - Additional Information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Position
Schedule of Investments [Abstract]
Number of owed collateralized loan obligations positions | Position						12
Unrealized losses on investments in real estate debt	$ 4.6		$ 6.2	$ 4.7	$ 0.2
Realized losses investments in real estate debt		$ 1.2		$ 5.8	$ 5.8
Unrealized gains on investments in real estate debt		$ 9.2				$ 1.5
Realized gains investments in real estate-related securities						$ 0.6